INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets And Goodwill
Intangible assets
2018 IN MILLIONS OF USD	CONCESSION RIGHTS	OTHER	TOTAL	GOODWILL
AT COST
Balance at January 1	534.8	39.8	574.6	331.2
Additions	-	4.2	4.2	-
Disposals	(0.1)	(0.1)	(0.2)	-
Reclassification from property, plant & equipment	-	2.1	2.1	-
Currency translation adjustments	(18.6)	-	(18.6)	(16.2)
Balance at December 31	516.1	46.0	562.1	315.0

ACCUMULATED DEPRECIATION
Balance at January 1	(188.9)	(31.1)	(220.0)	-
Additions (note 10)	(39.3)	(5.8)	(45.1)	-
Currency translation adjustments	4.5	0.1	4.6	-
Balance at December 31	(223.7)	(36.8)	(260.5)	-

CARRYING AMOUNT
At December 31, 2018	292.4	9.2	301.6	315.0

2017 IN MILLIONS OF USD	CONCESSION RIGHTS	OTHER	TOTAL	GOODWILL
AT COST
Balance at January 1	514.1	36.7	550.8	317.9
Additions	2.7	5.5	8.2	-
Reclassification from property, plant & equipment	-	1.0	1.0	-
Currency translation adjustments	18.0	(3.4)	14.6	13.3
Balance at December 31	534.8	39.8	574.6	331.2

ACCUMULATED DEPRECIATION
Balance at January 1	(148.1)	(29.4)	(177.5)	-
Additions (note 10)	(39.2)	(4.8)	(44.0)	-
Currency translation adjustments	(1.6)	3.1	1.5	-
Balance at December 31	(188.9)	(31.1)	(220.0)	-

CARRYING AMOUNT
At December 31, 2017	345.9	8.7	354.6	331.2

Key assumptions used for determining the recoverable goodwill
POST TAX DISCOUNT RATES		PRE TAX DISCOUNT RATES		GROWTH RATES FOR NET SALES
2018	2017	2018	2017	2018	2017
7.58	7.27	9.39	8.79	2.9-3.6	4.3-5.6

Re-levered beta factor
	2018	2017
Beta factor	0.82	0.85